FAIR VALUE MEASUREMENT (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
FAIR VALUE MEASUREMENT
Schedule of fair value, assets and liabilities measured on recurring basis

		Fair value measurement at reporting date using
		Quoted prices in active	Significant other	Significant
		markets for identical assets	observable inputs	unobservable inputs
Description	Fair value	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments
As of December 31, 2021	884,996	—	884,996	—
As of June 30, 2022	812,225	—	812,225	—

		Fair value measurement at reporting date using
		Quoted prices in active	Significant other	Significant
		markets for identical assets	observable inputs	unobservable inputs
Description	Fair value	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments
As of December 31, 2021	884,996	—	884,996	—
As of September 30, 2022	2,764,368	—	2,764,368	—